Retirement Plans (Schedule of Significant Multiemployer Pension Plans) (Details) - Seafarers Pension Trust [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Multiemployer Plans [Line Items]
Federal Identification Number	136100329
Multiemployer Plan Number	001
Pension Protection Act of 2006 Certified Zone Status	Green	Green
Expiration of Collective Bargaining Arrangement with the Company	Feb. 28, 2018
Company's Contributions	$ 1,102	$ 1,005	$ 828